Form 13F Cover Page


 Filing for Quarter-Ending:                December 31, 2001

 Check here if Amendment:(  )
 Amendment Number:
 This Amendment:         (  )  is a reinstatement
                         (  )  adds new holdings entries

 Institutional Investment Manager Filing this Report:

 Name:                   Croft-Leominster, Inc.
 Address:                300 Water Street, 4th floor
                         Baltimore, MD  21202

 Form 13-F File Number:  28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Carla Reedinger
Title:       Assistant Vice President
Phone:       410-576-0100

Signature, Place, and Date of Signing:

/s/ Carla Reedinger       Baltimore, Maryland                       2/12/02
--------------------------------------------------------------------------------
Signature                    City, State                             Date


Report Type (Check only one):

(X) 13F Holdings Report Check here if all holdings of this reporting manager are reported in this report.

( ) 13F Notice Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

( ) 13F Combination Report Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).




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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                     NONE
                                                    ------------
Form 13F Information Table Entry Total:                103
                                                    ------------
Form 13F Information Table Value Total:              $290.10
                                                    ------------
                                                    (thousands)






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*NOTE: Unless Otherwise Indicated

ITEM 6: Investment Discretion:                       SOLE
ITEM 7: Voting Authority:                            NONE

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


SECURITY NAME                                   TITLE of CLASS          CUSIP         MARKET VALUE          QUANITY
-------------------------------------------------------------------------------------------------------------------------
Asia Tigers Fund Inc                                 COM              04516T105          0.3735                  52,600
Axcelis Technologies, Inc.                           COM              054540109          1.1635                  90,264
Bank of America Corp                                 COM              060505104          3.3807                  53,704
BNKU Litigation Contingent PMT                  RT CONTINGENT         065416117          0.0039                  38,752
Becton Dickinson Co                                  COM              075887109          0.4056                  12,235
Mer Lynch - Biotech Holders Tr                  DEPOSTRY RCPTS        09067D201          0.2917                    2,210
Boise Cascade Corp                                   COM              097383103          6.7965                 199,837
Bowater Inc                                          COM              102183100          0.2659                    5,575
Burlington Resources Inc                             COM              122014103          0.7743                  20,625
CIGNA Corp                                           COM              125509109          0.4609                    4,975
CMS Energy                                           COM              125896100          3.7273                 155,110
CP Holders                                       DEP RCPTS CP         12616k106          0.2515                    6,410
Cablevision Systems -NY Grp A                   CL A NY CABLVS        12686c109          2.8014                  59,039
Canadian Pacific Railway Ltd.                        COM              13645T100          1.2755                  65,412
Capital One Financial Corp                           COM              14040H105          4.5694                  84,697
Central European Equity Fund I                       COM              153436100          0.1509                  13,020
Citigroup, Inc.                                      COM              172967101         16.0056                 317,068
Clear Channel Communications,                        COM              184502102          1.6052                  31,530
Cemig Pfd ADR                                   SP ADR N-V PFD        204409601          0.3780                  26,090
CP Ships Ltd.                                        COM              22409v102          0.9594                  88,339
Crompton Corp                                        COM              227116100          0.4675                  51,946
Devon Energy Corp                                    COM              25179m103          3.8096                  98,567
Dow Chemical Co                                      COM              260543103          3.1572                  93,465
Eastman Chemical Co.                                 COM              277432100          3.9143                 100,315
Eaton Corp                                           COM              278058102          5.1225                  68,841
Engelhard Corp                                       COM              292845104          0.5414                  19,560
FMC Corp                                           COM NEW            302491303          4.8982                  82,322
Fairmont Hotels & Resorts                            COM              305204109          0.9744                  40,769
Flowserve Corporation                                COM              34354p105          0.7610                  28,600
Fording Inc.                                         COM              345426100          0.4663                  26,092
Fox Entertainment Group                              CL A             35138T107          0.2414                    9,100
Franklin Resources Inc                               COM              354613101          2.6929                  76,350
General Electric Co                                  COM              369604103          0.3126                    7,800
Hartford Financial Services Gr                       COM              416515104          5.7307                  91,210
Health Net, Inc.                                     COM              42222G108          0.9311                  42,750
Hilton Hotels Corp                                   COM              432848109          0.5296                  48,500
Honeywell Intl Inc                                   COM              438516106          9.4666                 279,912
Ingersoll-Rand                                       COM              456866102          2.2881                  54,727
Int'l Business Machines Corp.                        COM              459200101          1.5593                  12,891
J.P. Morgan Chase & Co                               COM              46625H100          3.0427                  83,705
Jardine Flmg India Fd (tender)                       COM              471112102          0.1374                  18,715
Johnson & Johnson                                    COM              478160104          1.9937                  33,735
Joy Global Inc                                       COM              481165108          0.5962                  35,490
Kansas City Southern Inds                          COM NEW            485170302          0.7499                  53,074
Kennametal, Inc.                                     COM              489170100          0.6790                  16,860
Koninklije Philips Electronics                 SP ADR NEW 2000        500472303          2.7050                  92,923
Kroger Co                                            COM              501044101          2.6531                 127,123
Lilly (Eli) & Co                                     COM              532457108          0.6990                    8,900
Lincoln National Corp                                COM              534187109          5.9120                 121,721
Lowe's Companies                                     COM              548661107         10.9203                 235,300
Lucent Technologies Inc.                             COM              549463107          0.0825                  13,100
Lyondell Chemical Company                            COM              552078107          3.4552                 241,115
McKesson HBOC, Inc                                   COM              58155Q103          0.9400                  25,135
Mellon Financial Corp.                               COM              58551A108          1.3960                  37,109
Merck & Co                                           COM              589331107          0.3510                    5,970
Millenium Chemicals Inc                              COM              599903101          0.3081                  24,450
Millipore Corp.                                      COM              601073109          2.1175                  34,885
Minnesota Mining & Manufacturi                       COM              604059105          4.8846                  41,321
Morg Stan Asia-Pacific FD(tend                       COM              61744U106          0.1907                  25,462
Morgan Stan India Invt FD                            COM              61745C105          0.1220                  14,104
Newell Rubbermaid Co.                                COM              651229106          0.2587                    9,385
News Corp LTD ADR                                  ADR NEW            652487703          0.6102                  19,182
Niagra Mohawk Holdings                               COM              653520106          0.4173                  23,535
PACCAR Inc                                           COM              693718108          5.0771                  77,371
Packaging Corp of America                            COM              695156109          0.5082                  28,000
Pactiv Corp                                          COM              695257105          0.4793                  27,000
PanCanadian Energy Corp.                             COM              69831a107          3.0642                 117,856
Pfizer Inc                                           COM              717081103          4.4255                 111,054
PolyOne Corp                                         COM              73179P106          1.4613                 149,110
Praxair Inc                                          COM              74005P104          1.3940                  25,230
Principal Financial Group                            COM              74251v102          0.3360                  14,000
Procter & Gamble                                     COM              742718109          1.6783                  21,210
RadioShack Corporation                               COM              750438103          3.0187                 100,289
Raytheon Co                                        ADR NEW            755111507          0.3943                  12,145
Reebok International Ltd                             COM              758110100          1.8208                  68,710
SPX Corp                                             COM              784635104         27.0440                 197,546
Schering Plough Corp.                                COM              806605101          7.3471                 205,169
Shaw Group Inc.                                      COM              820280105          0.9729                  41,400
Smurfit-Stone Container Corp                         COM              832727101          9.4100                 589,232
Stanley Works                                        COM              854616109          3.4974                  75,100
Starwood Hotels & Resorts Worl                    PAIRED CTF          85590A203          2.4543                  82,222
Stilwell Financial Inc.                              COM              860831106          6.5449                 240,443
Storage Technology Corp.                        COM PAR $0.10         862111200          1.0068                  48,710
Target Corporation                                   COM              87612E106          3.4088                  83,040
Terex Corporation                                    COM              880779103          1.7410                  99,260
Textron Inc                                          COM              883203101          4.4876                 108,240
Tyco International Ltd                               COM              902124106         16.5421                 280,851
UnumProvident Corp                                   COM              91529Y106          0.2464                    9,295
Varian Inc.                                          COM              922206107          0.9375                  28,900
Varian Medical Systems, Inc.                         COM              92220P105          0.7445                  11,606
Viacom Inc. - Cl B                                   CL B             925524308          9.7390                 282,291
Viad Corp                                            COM              92552R109          1.8104                  94,389
Vintage Petroleum, Inc.                              COM              927460105          0.5115                  35,400
Wachovia Corp                                        COM              929903102          3.3758                 108,898
Washington Mutual, Inc.                              COM              939322103         12.1208                 314,990
Waste Connections, Inc.                              COM              941053100          0.2295                    8,500
Watson Pharmaceuticals, Inc.                         COM              942683103          4.8373                  88,417
Westaim Corp                                         COM              956909105          0.1539                  45,598
Ace Ltd                                              ORD              G0070K103          5.0986                 176,604
Foster Wheeler Corp                                  SHS              G36535105          0.1836                  36,000
Global Crossing Ltd.                                 COM              G3921A100          0.0616                  34,200
PartnerRe Ltd                                        COM              G6852T105          2.4371                  51,743
Flextronics International Inc                        ORD              Y2573F102          0.7655                  46,283

                                                                                        290.0954              8,079,811

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